COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of total purchase commitments

Total purchase commitments as of December 31, 2013 are as follows (dollars in millions):

Year ending December 31,
2014	$1,315
2015	515
2016	181
2017	91
2018	71
Thereafter	169

$2,342

Schedule of future minimum lease payments under operating leases

Future minimum lease payments under operating leases as of December 31, 2013 are as follows (dollars in millions):

Year ending December 31,
2014	$83
2015	68
2016	59
2017	53
2018	50
Thereafter	174

$487

Schedule of cases for which service has been tendered and accepted

	Three months ended March 31,
	2014	2013
Unresolved at beginning of period	1,073	1,080
Tendered during period	—	2
Resolved during period(1)	1	1
Unresolved at end of period	1,072	1,081
(1)
Although the indemnifying party informs us when tendered cases have been resolved, it generally does not inform us of the settlement amounts relating to such cases, if any. The indemnifying party has informed us that it typically manages our defense together with the defense of other entities in such cases and resolves claims involving multiple defendants simultaneously, and that it considers the allocation of settlement amounts, if any, among defendants to be confidential and proprietary. Consequently, we are not able to provide the number of cases resolved with payment by the indemnifying party or the amount of such payments.

	Year ended December 31,
	2013	2012	2011
Unresolved at beginning of period	1,080	1,080	1,116
Tendered during period	6	3	10
Resolved during period(1)	13	3	46
Unresolved at end of period	1,073	1,080	1,080
(1)
Although the indemnifying party informs us when tendered cases have been resolved, it generally does not inform us of the settlement amounts relating to such cases, if any. The indemnifying party has informed us that it typically manages our defense together with the defense of other entities in such cases and resolves claims involving multiple defendants simultaneously, and that it considers the allocation of settlement amounts, if any, among defendants to be confidential and proprietary. Consequently, we are not able to provide the number of cases resolved with payment by the indemnifying party or the amount of such payments.

Schedule of cases filed and received by the company

	Three months ended March 31,
	2014	2013
Unresolved at beginning of period	48	50
Filed during period	3	—
Resolved during period	3	—
Unresolved at end of period	48	50

	Year ended December 31,
	2013	2012	2011
Unresolved at beginning of period	50	36	37
Filed during period	3	21	11
Resolved during period	5	7	12
Unresolved at end of period	48	50	36